Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Raw materials	1,816,058	1,976,122	273,482
Finished goods	118,350	54,685	7,568
Total	1,934,408	2,030,807	281,050
Less: Inventory allowance	(176,459)	(176,459)	(24,421)
Inventories, net	1,757,949	1,854,348	256,629